Financial risk management - Maturity analysis for financial assets held for managing liquidity risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	₩ 743,385,135	₩ 701,162,621
Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	34,834,856	30,187,928
Due from banks at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	30,743	26,116
Loans at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,824,565	2,548,077
Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	482,309,315	465,854,221
Securities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	69,366,623	59,084,479
Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	90,397,168	85,484,795
Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	39,376,490	37,548,445
Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	25,245,375	20,428,560
Less than 1 month | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	173,332,774	180,535,062
Less than 1 month | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	31,107,629	25,535,924
Less than 1 month | Loans at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	308,740	424,585
Less than 1 month | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	37,692,048	40,128,332
Less than 1 month | Securities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	38,919,131	42,309,917
Less than 1 month | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	42,256,944	53,852,989
Less than 1 month | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	899,355	479,464
Less than 1 month | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	22,148,927	17,803,851
1~3 months | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	57,708,913	55,817,305
1~3 months | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	734,193	1,038,410
1~3 months | Loans at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	421,193	858,019
1~3 months | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	50,813,677	50,154,981
1~3 months | Securities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,642,951	135,169
1~3 months | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	445,463	1,725,111
1~3 months | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	3,258,092	1,820,022
1~3 months | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	393,344	85,593
3~6 months | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	68,986,254	65,088,219
3~6 months | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	83,972	530,121
3~6 months | Loans at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	85,467	58,705
3~6 months | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	65,503,264	62,225,328
3~6 months | Securities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	682,000	460,708
3~6 months | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	539,255	589,944
3~6 months | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,964,229	1,164,164
3~6 months | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	128,067	59,249
6 months ~ 1 year | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	104,694,452	104,072,737
6 months ~ 1 year | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	159,377	1,812,917
6 months ~ 1 year | Loans at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	9,739	141,706
6 months ~ 1 year | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	96,981,341	95,147,376
6 months ~ 1 year | Securities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	559,767	522,176
6 months ~ 1 year | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	2,336,017	1,194,842
6 months ~ 1 year | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	4,323,906	4,908,796
6 months ~ 1 year | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	324,305	344,924
1~5 years | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	174,453,261	172,137,603
1~5 years | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	189,601	158,893
1~5 years | Loans at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	923,364	735,426
1~5 years | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	130,306,477	134,775,595
1~5 years | Securities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	7,258,255	4,242,650
1~5 years | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	14,033,768	9,096,740
1~5 years | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	21,357,255	22,790,254
1~5 years | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	384,541	338,045
More than 5 years | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	164,209,481	123,511,695
More than 5 years | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	2,560,084	1,111,663
More than 5 years | Due from banks at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	30,743	26,116
More than 5 years | Loans at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	76,062	329,636
More than 5 years | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	101,012,508	83,422,609
More than 5 years | Securities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	20,304,519	11,413,859
More than 5 years | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	30,785,721	19,025,169
More than 5 years | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	7,573,653	6,385,745
More than 5 years | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	₩ 1,866,191	₩ 1,796,898